Other liabilities	9 Months Ended
Aug. 31, 2023
Other liabilities
Other liabilities

6. Other liabilities

During the nine-month period ending on August 31, 2023, the company recorded $873,713 as a provision for potential clawback of royalty revenue from future sales of our generic Focalin XR® under the Par agreement; it is related to licensing revenue of our generic Focalin XR® during the three-months ended August 31, 2023. As of November 30, 2022, no such provision existed.